Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Accumulated other comprehensive income	$ 4,041	$ 5,935
Total net foreign currency translation adjustments	315	(743)
Total defined benefit pension adjustment	(1,206)	(1,151)
Total other comprehensive income/(loss), net	(891)	(1,894)	$ 3,620
Accumulated other comprehensive income	$ 3,150	$ 4,041	$ 5,935